property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
property, plant and equipment
Property, plant and equipment at beginning of period	$ 15,014
Depreciation	2,126	$ 2,107
Property, plant and equipment at end of period	15,926	15,014
Additions in respect of asset retirement obligations	(171)	157
Contractual commitments for the acquisition of property, plant and equipment	574	235
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	13,379
Property, plant and equipment at end of period	14,203	13,379
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	10,852
Property, plant and equipment at end of period	11,440	10,852
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,319
Property, plant and equipment at end of period	1,330	1,319
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	514
Property, plant and equipment at end of period	587	514
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	54
Property, plant and equipment at end of period	75	54
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	640
Property, plant and equipment at end of period	771	640
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,635
Property, plant and equipment at end of period	1,723	1,635
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	456
Property, plant and equipment at end of period	530	456
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,124
Property, plant and equipment at end of period	1,128	1,124
Impairment of assets	7	23
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	55
Property, plant and equipment at end of period	65	55
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	40,584	38,415
Additions	3,017	2,829
Additions arising from business acquisitions	7	118
Dispositions, retirements and other	(792)	(783)
Net foreign exchange differences	(11)	5
Property, plant and equipment at end of period	42,805	40,584
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	38,497	36,869
Additions	2,463	2,299
Additions arising from business acquisitions	3	38
Dispositions, retirements and other	(538)	(709)
Net foreign exchange differences	(7)
Property, plant and equipment at end of period	40,418	38,497
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	32,972	31,713
Additions	730	998
Additions arising from business acquisitions		4
Dispositions, retirements and other	(455)	(497)
Assets under construction put into service	1,266	752
Net foreign exchange differences	(3)	2
Property, plant and equipment at end of period	34,510	32,972
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,428	3,314
Additions	53	43
Additions arising from business acquisitions	1	22
Dispositions, retirements and other	(36)	(70)
Assets under construction put into service	92	119
Net foreign exchange differences	(1)
Property, plant and equipment at end of period	3,537	3,428
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,403	1,373
Additions	82	62
Additions arising from business acquisitions	2	12
Dispositions, retirements and other	(47)	(142)
Assets under construction put into service	88	100
Net foreign exchange differences	(3)	(2)
Property, plant and equipment at end of period	1,525	1,403
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	54	48
Additions	5	5
Assets under construction put into service	16	1
Property, plant and equipment at end of period	75	54
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	640	421
Additions	1,593	1,191
Assets under construction put into service	(1,462)	(972)
Property, plant and equipment at end of period	771	640
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	2,087	1,546
Additions	554	530
Additions arising from business acquisitions	4	80
Dispositions, retirements and other	(254)	(74)
Net foreign exchange differences	(4)	5
Property, plant and equipment at end of period	2,387	2,087
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	499	219
Additions	300	282
Dispositions, retirements and other	(205)	(2)
Property, plant and equipment at end of period	594	499
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,506	1,267
Additions	220	224
Additions arising from business acquisitions	4	74
Dispositions, retirements and other	(32)	(64)
Net foreign exchange differences	(4)	5
Property, plant and equipment at end of period	1,694	1,506
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	82	60
Additions	34	24
Additions arising from business acquisitions		6
Dispositions, retirements and other	(17)	(8)
Property, plant and equipment at end of period	99	82
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(25,570)	(24,183)
Depreciation	2,126	2,107
Dispositions, retirements and other	808	723
Net foreign exchange differences	(9)	3
Property, plant and equipment at end of period	(26,879)	(25,570)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	(25,118)	(23,987)
Depreciation	1,828	1,832
Dispositions, retirements and other	727	701
Net foreign exchange differences	(4)
Property, plant and equipment at end of period	(26,215)	(25,118)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(22,120)	(21,060)
Depreciation	1,526	1,547
Dispositions, retirements and other	573	489
Net foreign exchange differences	(3)	2
Property, plant and equipment at end of period	(23,070)	(22,120)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(2,109)	(2,052)
Depreciation	135	127
Dispositions, retirements and other	38	70
Net foreign exchange differences	1
Property, plant and equipment at end of period	(2,207)	(2,109)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	(889)	(875)
Depreciation	167	158
Dispositions, retirements and other	116	142
Net foreign exchange differences	(2)	(2)
Property, plant and equipment at end of period	(938)	(889)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	(452)	(196)
Depreciation	298	275
Dispositions, retirements and other	81	22
Net foreign exchange differences	(5)	3
Property, plant and equipment at end of period	(664)	(452)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(43)	(6)
Depreciation	77	37
Dispositions, retirements and other	56
Property, plant and equipment at end of period	(64)	(43)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	(382)	(174)
Depreciation	204	221
Dispositions, retirements and other	15	16
Net foreign exchange differences	(5)	3
Property, plant and equipment at end of period	(566)	(382)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	(27)	(16)
Depreciation	17	17
Dispositions, retirements and other	10	6
Property, plant and equipment at end of period	$ (34)	$ (27)